Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Activity in Valuation and Qualifying Accounts
Balance- Beginning of Year	$ 1,919	$ 2,000	$ 2,450
Charged to Costs and Expense	1,110	906	663
Charged to Other Accounts		82
Deductions from Reserves	1,014	1,069	1,113
Balance- End of Year	2,015	1,919	2,000
Income Tax Valuation Allowance
Activity in Valuation and Qualifying Accounts
Balance- Beginning of Year	15,052	11,958
Charged to Costs and Expense	14,102	3,094	11,958
Deductions from Reserves	3,354
Balance- End of Year	$ 25,800	$ 15,052	$ 11,958